FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair value measurements [Abstract]
Disclosure of fair value measurement of assets
a)     Assets and Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurements
At December 31, 2024	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$42	$—	$—	$42
Receivables from provisional copper and gold sales	—	204	—	204
	$42	$204	$—	$246

Fair Value Measurements
At December 31, 2023	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$131	$—	$—	$131
Receivables from provisional copper and gold sales	—	246	—	246
	$131	$246	$—	$377
[1]   Includes equity investments in other mining companies.

b)   Fair Values of Financial Assets and Liabilities

	At December 31, 2024		At December 31, 2023
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$776	$776	$807	$807
Other investments[2]	42	42	131	131
	$818	$818	$938	$938
Financial liabilities
Debt[3]	$4,729	$4,821	$4,726	$5,107
Other liabilities	595	595	574	574
	$5,324	$5,416	$5,300	$5,681
[1]Includes restricted cash and amounts due from our partners and joint ventures.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

The fair values of the Company’s remaining financial assets and liabilities, which include cash and equivalents, accounts receivable and trade and other payables approximate their carrying values due to their short-term nature. We do not offset financial assets with financial liabilities.
c)   Assets Measured at Fair Value on a Non-Recurring Basis Valuation Techniques

At December 31, 2024	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Property, plant and equipment[1]	—	—	—	—
Goodwill[2]	—	—	—	—
[1] Property, plant and equipment were written down by $151 million, which was included in earnings in this period.
[2] Goodwill was written down at Loulo-Gounkoto by $484 million, which was included in earnings in this period.
Disclosure of fair value measurement of financial assets and liabilities

	At December 31, 2024		At December 31, 2023
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$776	$776	$807	$807
Other investments[2]	42	42	131	131
	$818	$818	$938	$938
Financial liabilities
Debt[3]	$4,729	$4,821	$4,726	$5,107
Other liabilities	595	595	574	574
	$5,324	$5,416	$5,300	$5,681
[1]Includes restricted cash and amounts due from our partners and joint ventures.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.